Pension and Postretirement Benefits: Schedule of Other changes in assets and benefit obligations recognized in other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other changes in assets and benefit obligations recognized in other comprehensive income:
Schedule of Other changes in assets and benefit obligations recognized in other comprehensive income
	December 31, 2011	December 31, 2010
Net actuarial loss	2,044	12,001
Amortization of net loss	(603)	(144)
Total recognized in other comprehensive income	1,441	11,857